Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended
Sep. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of balance sheet and statement of operations
The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the periods, indicated:

As Previously Reported	Adjustment	As Restated (audited)

Balance Sheet as of March 15, 2021
Common Stock subject to possible redemption ($)	$305,234,320	$39,765,680	$345,000,000

Class A common stock, $0.0001 par value	$398	$(398)	$—
Class B common stock, $0.0001 par value	863	—	863
Additional paid-in capital	6,204,723	(6,204,723)	—
Accumulated deficit	(1,205,975)	(33,560,559)	(34,766,534)

Total stockholders’ equity (deficit)	$5,000,009	$(39,765,680)	$(34,765,671)

Number of shares subject to redemption	30,523,432	3,976,568	34,500,000

Financial Statements as of March 31, 2021 (per the Company’s quarterly report on Form 10-Q filed on May 24, 2021)
	As Previously Reported	Adjustment	As Restated ( un audited)
Balance Sheet
Common Stock subject to possible redemption ($)	$305,339,510	$39,664,228	$345,003,738

Class A common stock, $0.0001 par value	$397	$(397)	$—
Class B common stock, $0.0001 par value	863	—	863
Additional paid-in capital	6,099,534	(6,099,534)	—
Accumulated deficit	(1,100,788)	(33,564,297)	(34,665,085)

Total stockholders’ equity (deficit)	$5,000,006	$(39,664,228)	$(34,664,222)

Number of shares subject to redemption	30,533,951	3,966,049	34,500,000

Statement of Operations
Weighted average shares outstanding, Class A common stock subject to possible redemption	30,524,051	3,975,949	34,500,000

Basic and diluted net income (loss) per share	$—	$(0.03)	$(0.03)

Weighted average shares outstanding, non-redeemable common stock	9,376,013	(751,013)	8,625,000

Basic and diluted net income (loss) per share	$(0.12)	$0.09	$(0.03)

Financial Statements as of June 30, 2021 (per the Company’s quarterly report on Form 10-Q filed on August 16, 2021)
	As Previously Reported	Adjustment	As Restated ( un audited)
Balance Sheet
Common Stock subject to possible redemption ($)	$311,762,640	$33,267,264	$345,029,904

Class A common stock, $0.0001 par value	$333	$(333)	$—
Class B common stock, $0.0001 par value	863	—	863
Additional paid-in capital	—	—	—
Accumulated deficit	4,998,807	(33,266,932)	(28,268,125)

Total stockholders’ equity (deficit)	$5,000,003	$(33,267,265)	$(28,267,262)

Number of shares subject to redemption	31,176,264	3,323,736	34,500,000

	As Previously Reported	Adjustment	As Restated
Statement of Operations
Three Months ended June 30, 2021
Weighted average shares outstanding, Class A common stock subject to possible redemption	30,533,951	3,966,049	34,500,000

Basic and diluted net income (loss) per share	$0.00	$0.15	$0.15

Weighted average shares outstanding, non-redeemable common stock	21,216,049	(12,591,049)	8,625,000

Basic and diluted net income (loss) per share	$0.16	$(0.01)	$0.15

Six Months ended June 30, 2021
Weighted average shares outstanding, Class A common stock subject to possible redemption	18,218,165	2,367,470	20,585,635

Basic and diluted net income (loss) per share	$0.00	$0.18	$0.18

Weighted average shares outstanding, non-redeemable common stock	16,138,879	(7,513,879)	8,625,000

Basic and diluted net income (loss) per share	$0.14	$0.04	$0.18